UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8443

Salomon Brothers Variable Series Funds Inc

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

SALOMON BROTHERS VARIABLE SERIES

FUNDS INC

SALOMON BROTHERS VARIABLE STRATEGIC BOND

FUND

FORM N-Q

SEPTEMBER 30, 2004

SALOMON BROTHERS VARIABLE STRATEGIC BOND FUND

Schedule of Investments (unaudited)	September 30, 2004

Face Amount+	Security	Value
U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 39.3%
	U.S. Treasury Notes:
500,000	4.625% due 5/15/06 (a)	$517,442
2,000,000	3.500% due 11/15/06 (a)(b)	2,035,704
4,985,000	4.000% due 2/15/14 (a)(b)	4,948,006
	U.S. Treasury Bonds:
10,000	6.125% due 11/15/27 (a)	11,613
35,000	5.500% due 8/15/28 (a)	37,635
250,000	5.250% due 2/15/29 (a)	260,342
500,000	6.125% due 8/15/29 (a)	582,872
225,000	5.375% due 2/15/31 (a)	241,102
4,000,000	Federal Home Loan Mortgage Corp. (FHLMC) Gold, 5.000%, 30 years (c)(d)	3,961,248
	Federal National Mortgage Association (FNMA):
1,000,000	4.500%, 30 years (c)(d)	963,125
6,500,000	5.000%, 30 years (c)(d)	6,432,972
3,000,000	5.500%, 30 years (c)(d)	3,040,314
6,675,000	6.000%, 30 years (c)(d)	6,904,453
2,000,000	6.500%, 30 years (c)(d)	2,098,124
6,500,000	7.000%, 30 years (c)(d)	6,892,028
19,962	8.000% due 7/1/30	21,723
1,716	7.500% due 8/1/30	1,840
29,263	7.500% due 9/1/30	31,374
6,347	8.000% due 9/1/30	6,907
34,998	7.500% due 11/1/30	37,522
15,385	8.000% due 1/1/31	16,743
31,688	7.500% due 2/1/31	33,974

	TOTAL U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost - $37,896,546)	39,077,063

ASSET-BACKED SECURITIES - 4.3%
450,000	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M2, 3.040% due 8/25/32 (e)	452,359
500,000	Bayview Financial Acquisition Trust, Series 2001-CA, Class-M3, 3.090% due 8/25/36 (b)(f)	496,250
	Bear Stearns Asset Backed Securities NIM:
107,417	Series 2003-HE1N, Class A1, 6.500% due 8/25/05 (b)(f)	108,259
168,143	Series 2004-FR1N, Class A1, 5.000% due 5/25/34 (b)(f)	167,836
230,810	Series 2004-HE6N, Class A1, 5.2500% due 8/25/34 (b)(f)	230,980
	Countrywide Asset Backed Certificates:
290,000	Series 2004-5, Class M4, 3.090% due 6/25/34 (b)(e)	290,180
222,476	Series 2004-5N, Class N1, 5.500% due 10/25/35 (b)(f)	222,499
250,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE12, Class M2, 2.835% due 9/25/31 (e)	251,367
	First Consumers Master Trust, Class A:
12,723	Series 1999-A, 5.800% due 12/15/05 (f)	12,707
370,661	Series 2001-A, 2.070% due 9/15/08 (e)	361,295
250,588	Green Tree Financial, Series 1997-6, Class A8, 7.070% due 1/15/29	267,852

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE STRATEGIC BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

Face Amount+	Security	Value
ASSET-BACKED SECURITIES - 4.3% (continued)
	Metris Master Trust, Class B:
360,000	Series 2001-2, 2.891% due 11/20/09 (e)	$357,175
110,000	Series 2001-4A, 3.211% due 8/20/08 (e)	110,069
70,307	Mid-State Trust, Series 6, Class A1, 7.340% due 7/1/35	75,670
	Novastar Home Equity Loan:
100,000	Series 2003-4, Class M2, 3.465% due 2/25/34 (e)	102,345
220,000	Series 2004-1, Class M4, 2.815% due 6/25/34 (e)	220,452
250,000	Residential Asset Securities Corp., Series 2002-KS2, Class MII2, 2.715% due 4/25/32 (e)	251,318
	Sail Net Interest Margin Notes, Class A:
26,614	Series 2003-3, 7.750% due 4/27/33 (f)	26,814
236,148	Series 2004-4A, 5.000% due 4/27/34 (f)	235,853

	TOTAL ASSET-BACKED SECURITIES (Cost - $4,144,429)	4,241,280

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.5%
125,000	Commercial Mortgage Asset Trust, Series 1999-C1, Class C, 7.350% due 1/17/32	148,293
	Commercial Mortgage Pass-Through Certificate:
421,632	Series 2001-J2A, Class A1, 5.447% due 7/16/34 (b)(f)	443,028
250,000	Series 2003-FL9, Class E, 2.760% due 11/15/15 (b)(e)(f)	251,605
6,620,340	First Union National Bank Commercial Mortgage, Series 2000-C1, Class IO, 0.784% due 5/17/32 (e)(g)	206,476
500,000	Merit Securities Corp., Series 11PA, Class B2, 3.140% due 9/28/32 (e)(f)	482,306

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost - $1,470,836)	1,531,708

CORPORATE BONDS AND NOTES - 26.8%

Basic Industries - 3.3%
50,000	Abitibi-Consolidated Inc., 8.550% due 8/1/10	53,875
75,000	AK Steel Corp., 7.875% due 2/15/09 (a)	74,812
75,000	Anchor Glass Container Corp., Secured Notes, 11.000% due 2/15/13	85,875
50,000	Applied Extrusion Technologies Inc., Sr. Notes, 10.750% due 7/1/11 (a)(h)	29,750
75,000	BCP Caylux Holdings Luxembourg SCA, Sr. Sub. Notes, 9.625% due 6/15/14 (f)	81,375
100,000	Berry Plastics Corp., 10.750% due 7/15/12	113,500
125,000	Bowater Inc., Notes, 6.500% due 6/15/13 (a)	121,912
	Buckeye Technologies Inc., Sr. Sub. Notes:
50,000	9.250% due 9/15/08	50,250
50,000	8.000% due 10/15/10	49,250
60,000	Compass Minerals Group Inc., 10.000% due 8/15/11	67,500
250,000	Domtar, Inc., Notes, 5.375% due 12/1/13 (a)	248,217
75,000	FMC Corp., Secured Notes, 10.250% due 11/1/09	87,937
100,000	Huntsman Advanced Materials LLC, Secured Notes, 11.000% due 7/15/10 (f)	116,500
	Huntsman International LLC:
100,000	9.875% due 3/1/09	110,750
25,000	10.125% due 7/1/09 (a)	26,375
75,000	Imco Recycling Inc., Secured Notes, 10.375% due 10/15/10	82,875
100,000	ISP Chemco Inc., Sr. Sub. Notes, Series B, 10.250% due 7/1/11	112,000
75,000	Ispat Inland ULC, Secured Notes, 9.750% due 4/1/14	83,062
125,000	Lyondell Chemical Co., Secured Notes, 11.125% due 7/15/12 (a)	145,625
75,000	Methanex Corp., Sr. Notes, 8.750% due 8/15/12	86,625

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE STRATEGIC BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

Face Amount+	Security	Value
Basic Industries - 3.3% (continued)
135,000	Millennium America Inc., 9.250% due 6/15/08 (a)	$149,512
100,000	Mueller Holdings Inc., (zero coupon until 4/15/09, 14.750% thereafter) due 4/15/14 (e)(f)	64,750
50,000	Owens-Brockway, 7.750% due 5/15/11	53,500
125,000	Plastipak Holdings Inc., 10.750% due 9/1/11	140,000
50,000	Pliant Corp., Secured Notes, 11.125% due 9/1/09	52,250
150,000	Radnor Holdings Corp., Sr. Notes, 11.000% due 3/15/10	126,750
	Rhodia S.A.:
50,000	Sr. Notes, 7.625% due 6/1/10	46,875
75,000	Sr. Sub. Notes, 8.875% due 6/1/11 (a)	65,625
	Stone Container Corp., Sr. Notes:
50,000	9.750% due 2/1/11	55,625
125,000	8.375% due 7/1/12	138,437
50,000	Tekni-Plex, Inc., Secured Notes, 8.750% due 11/15/13 (f)	47,750
150,000	Tembec Industries, Inc., 8.625% due 6/30/09	154,500
65,000	Westlake Chemical Corp., 8.750% due 7/15/11	73,288
325,000	WMC Finance USA, 5.125% due 5/15/13	327,932

		3,324,859

Consumer Cyclicals - 1.6%
	Caesars Entertainment Inc.:
50,000	7.000% due 4/15/13 (a)	55,875
25,000	8.125% due 5/15/11	29,000
100,000	Cinemark Inc., Sr. Discount Notes, (zero coupon until 3/15/09, 9.750% therafter), due 3/15/14 (e)	69,250
50,000	Courtyard By Marriott II L.P., Sr. Notes, Series B, 10.750% due 2/1/08 (a)	50,500
100,000	CSK Auto Inc., 7.000% due 1/15/14	97,250
150,000	Eye Care Centers of America, 9.125% due 5/1/08	150,750
4,000	Felcor Lodging L.P., 9.500% due 9/15/08	4,220
75,000	Herbst Gaming Inc., 8.125% due 6/1/12 (f)	77,250
12,000	HMH Properties Inc., 7.875% due 8/1/08	12,405
	Host Marriott, L.P.:
100,000	Series E, 8.375% due 2/15/06	106,000
50,000	Series I, 9.500% due 1/15/07	55,625
50,000	Interface Inc., 7.300% due 4/1/08	50,500
100,000	John Q. Hammons Hotels L.P., 1st Mortgage Notes, Series B, 8.875% due 5/15/12	112,000
50,000	Kerzner International Ltd., 8.875% due 8/15/11	55,063
100,000	Leslie’s Poolmart, Sr. Notes, Series B, 10.375% due 7/15/08	102,500
	Levi Strauss & Co., Sr. Notes:
5,000	12.250% due 12/15/12 (a)	5,312
95,000	11.625% due 1/15/08 (a)	98,562
225,000	Limited Brands, Debentures, 6.950% due 3/1/33	250,154
25,000	MeriStar Hospitality Operating Partnership, L.P., 10.500% due 6/15/09	27,500
75,000	Petco Animal Supplies, Inc., Sr. Sub. Notes, 10.750% due 11/1/11	87,375
75,000	Sbarro Inc., 11.000% due 9/15/09 (a)	70,500
50,000	Six Flags, Inc., Sr. Notes, 9.750% due 4/15/13 (a)	47,500

		1,615,091

Consumer Non-Cyclicals - 3.9%
100,000	aaiPharma Inc., 11.500% due 4/1/10 (a)	65,000
70,930	Ahold Lease U.S.A., Inc., Series A-1, 7.820% due 1/2/20 (e)	75,230
25,000	Allied Security Escrow Corp, 11.375% due 7/15/11 (f)	26,375
50,000	AmeriPath, Inc., 10.500% due 4/1/13	51,250
44,000	Applica Inc., Sr. Sub. Notes, 10.000% due 7/31/08 (a)	43,340
75,000	Athena Neurosciences Finance LLC, 7.250% due 2/21/08	76,312
100,000	Chumash Casino & Resort Enterprise, Sr. Notes, 9.000% due 7/15/10 (f)	111,500

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE STRATEGIC BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

Face Amount+	Security	Value
Consumer Non-Cyclicals - 3.9% (continued)
100,000	Del Monte Corp., Sr. Sub. Notes, Series B, 9.250% due 5/15/11	$110,500
	Doane Pet Care Co.:
50,000	Sr. Notes, 10.750% due 3/1/10	53,625
75,000	Sr. Sub. Notes, 9.750% due 5/15/07 (a)	72,187
75,000	Extendicare Health Services Inc., 9.500% due 7/1/10	84,562
180,000	Home Interiors & Gifts Inc., 10.125% due 6/1/08 (a)	156,600
275,000	Humana Inc., Sr. Notes, 6.300% due 8/1/18	285,401
50,000	IASIS Healthcare LLC., Sr. Sub. Notes, 8.750% due 6/15/14 (f)	52,625
125,000	Icon Health & Fitness, Inc., 11.250% due 4/1/12	134,375
75,000	Iron Mountain Inc., 6.625% due 1/1/16	73,500
100,000	Jafra Cosmetics International Inc., 10.750% due 5/15/11	113,750
440,000	Kraft Foods Inc., Notes, 5.625% due 11/1/11	465,430
25,000	Medical Device Manufacturing Inc., 10.000% due 7/15/12 (f)	26,625
150,000	MGM Mirage, Sr. Notes, 6.750% due 9/1/12 (f)	156,000
14,722	Nutritional Sourcing Corp., Notes, 10.125% due 8/1/09	10,085
75,000	Pinnacle Foods Holdings Corp., Sr. Sub. Notes, 8.250% due 12/1/13 (f)	71,062
25,000	Rite Aid Corp., 11.250% due 7/1/08 (a)	27,312
200,000	Safeway Inc., Debentures, 7.250% due 2/1/31 (a)	222,990
50,000	Sealy Mattress Co., Sr. Sub. Notes, 8.250% 6/15/14 (f)	50,750
125,000	Sybron Dental Specialties, Inc., 8.125% due 6/15/12	135,938
275,000	Telecom Italia Capital SA, 4.000% due 1/15/10 (f)	273,242
81,000	Tempur-Pedic Inc., Sr. Sub. Notes, 10.250% due 8/15/10	92,543
	Tenet Healthcare Corp.:
125,000	Notes, 7.375% due 2/1/13 (a)	118,125
25,000	Sr. Notes, 6.875% due 11/15/31	19,938
125,000	Turning Stone Casino Resort Enterprise, Sr. Notes, 9.125% due 12/15/10 (f)	135,625
125,000	United Industries Corp., Sr. Sub. Notes, Series D, 9.875% due 4/1/09	131,250
50,000	Venetian Casino Resort LLC, 11.000% due 6/15/10	58,125
75,000	Vicar Operating Inc., 9.875% due 12/1/09	83,250
100,000	VWR International Inc., 8.000% due 4/15/14 (f)	106,250
45,000	WellPoint Health Networks Inc., Notes, 6.375% due 1/15/12	49,743
25,000	Winsloew Furniture, Inc., Series B, 12.750% due 8/15/07	20,750

		3,841,165

Energy - 3.8%
125,000	BRL Universal Equipment Corp., Secured Notes, 8.875% due 2/15/08	133,750
200,000	Devon Financing Corp., 6.875% due 9/30/11 (a)	225,971
300,000	Duke Energy Corp., Sr. Notes, 4.200% due 10/1/08	303,349
	Dynegy Holdings Inc.:
25,000	Debentures, 7.125% due 5/15/18	22,000
175,000	Sr. Secured Notes, 9.875% due 7/15/10 (f)	198,625
225,000	El Paso Corp., Sr. Notes, 7.375% due 12/15/12 (a)	218,250
	Forest Oil Corp., Sr. Notes:
50,000	8.000% due 12/15/11	56,375
50,000	7.750% due 5/1/14	54,625
100,000	Hanover Compressor Co., zero coupon due 3/31/07	85,000
81,000	Magnum Hunter Resources, Inc., 9.600% due 3/15/12	91,935
300,000	Nexen Inc., Notes, 5.050% due 11/20/13	298,380
500,000	Petroleos Mexicanos, 9.500% due 9/15/27	611,250
100,000	Petronas Capital Ltd., 7.000% due 5/22/12 (f)	114,123
275,000	Pinnacle West Capital Corp., Sr. Notes, 6.400% due 4/1/06	287,797
300,000	Precision Drilling Corp., Notes, 5.625% due 6/1/14	314,575
100,000	Stone Energy Corp., Sr. Sub. Notes, 8.250% due 12/15/11	108,250

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE STRATEGIC BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

Face Amount+	Security	Value
Energy - 3.8% (continued)
275,000	Valero Energy Corp., Notes, 4.750% due 6/15/13	$269,851
75,000	Vintage Petroleum, Inc., Sr. Sub. Notes, 7.875% due 5/15/11	80,625
	The Williams Cos. Inc., Sr. Notes:
75,000	7.625% due 7/15/19	82,500
25,000	7.875% due 9/1/21	27,875
125,000	8.750% due 3/15/32	140,313

		3,725,419

Financial - 4.6%
400,000	Bank of America Corp., Sr. Notes, 4.875% due 9/15/12 (b)	408,666
25,000	Borden US Finance Corp., 9.000% due 7/15/14 (f)	26,375
250,000	Capital One Financial Corp., Notes, 7.250% due 5/1/06 (a)	265,299
350,000	CIT Group Inc., Sr. Notes, 7.750% due 4/2/12 (b)	414,814
150,000	Countrywide Home Loans Inc., 4.000% due 3/22/11	145,879
475,000	General Electric Capital Corp., Notes, 6.000% due 6/15/12 (b)	522,670
425,000	General Motors Acceptance Corp., Notes, 6.875% due 9/15/11 (b)	446,449
225,000	Household Finance Corp., Notes, 6.375% due 11/27/12	249,711
300,000	Independence Community Bank Corp., Notes, 3.500% due 6/20/13 (e)	290,990
300,000	International Lease Finance Corp., 4.375% due 11/1/09	302,778
340,000	J.P. Morgan Chase & Co., Sub. Notes, 6.625% due 3/15/12	382,196
290,000	MBNA Corp., Notes, 4.625% due 9/15/08	296,887
350,000	Morgan Stanley, Notes, 6.600% due 4/1/12	390,867
350,000	Standard Chartered Bank, Sub. Notes, 8.000% due 5/30/31 (f)	440,003

		4,583,584

Housing Related - 0.4%
275,000	Boston Properties Inc., Sr. Notes, 6.250% due 1/15/13	297,186
50,000	THL Buildco (Nortek Inc.), Sr. Sub. Notes, 8.500% due 9/1/14 (f)	52,625

		349,811

Manufacturing - 1.4%
75,000	Alliant Techsystems Inc., 8.500% due 5/15/11	82,125
175,000	Dana Corp., Notes, 7.000% due 3/1/29	176,750
125,000	Eagle-Picher Industries, Inc., Sr. Notes, 9.750% due 9/1/13	128,125
75,000	Flowserve Corp., 12.250% 8/15/10 (a)	85,125
125,000	Ford Motor Credit Co., Notes, 7.875% due 6/15/10	139,581
175,000	L-3 Communications Corp., 7.625% due 6/15/12	193,375
100,000	Newark Group Inc., 9.750% due 3/15/14 (f)	103,500
150,000	Resolution Performance Products LLC, Sr. Notes, 9.500% due 4/15/10	155,625
50,000	Sequa Corp., Sr. Notes, 9.000% due 8/1/09	55,250
100,000	Terex Corp., Sr. Sub. Notes, Series B, 10.375% due 4/1/11 (a)	113,500
112,000	TRW Automotive Inc., Sr. Notes, 9.375% due 2/15/13	128,520

		1,361,476

Media - Cable - 2.3%
225,000	Comcast Cable Communications Holdings Inc., 8.375% due 3/15/13 (b)	272,901
	Cablevision Systems Corp., Sr. Notes:
150,000	5.670% due 4/1/09 (e)(f)	156,750
75,000	8.000% due 4/15/12 (f)	78,750
	Charter Communications Holdings, LLC:
	Sr. Notes:
75,000	8.250% due 4/1/07 (a)	68,625
275,000	9.920% due 4/1/11 (e)	213,125
	Sr. Discount Notes:
100,000	Zero coupon until 1/15/05, (11.750% thereafter), due 1/15/10 (e)	81,250
75,000	Zero coupon until 5/15/06, (11.750% thereafter), due 5/15/11 (e)	46,875
50,000	Zero coupon until 1/15/07, (12.125% thereafter), due 1/15/12 (e)	28,250

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE STRATEGIC BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

Face Amount+	Security	Value
Media - Cable - 2.3% (continued)
	Dex Media West LLC, Sr. Sub. Notes, Series B:
50,000	8.500% due 8/15/10	$57,000
48,000	9.875% due 8/15/13	56,640
125,000	DirecTV Holdings LLC, Sr. Notes, 8.375% due 3/15/13	142,812
85,000	Insight Midwest L.P., Sr. Notes, 10.500% due 11/1/10 (a)	93,500
50,000	Interep National Radio Sales, Inc., Sr. Sub. Notes, Series B, 10.000% due 7/1/08	39,375
100,000	LodgeNet Entertainment Corp., Sr. Sub. Debentures, 9.500% due 6/15/13	109,500
75,000	Mediacom Broadband LLC, 11.000% due 7/15/13 (a)	80,250
110,000	Nextmedia Operating Inc., 10.750% due 7/1/11	124,437
25,000	PanAmSat Corp, 9.000% due 8/15/14 (f)	26,125
100,000	R.H. Donnelley Finance Corp. I, 10.875% due 12/15/12 (f)	121,750
75,000	Radio One, Inc., Sr. Sub. Notes, Series B, 8.875% due 7/1/11	83,062
250,000	Time Warner Inc., 7.625% due 4/15/31 (b)	288,633
75,000	US Unwired Inc., 10.000% due 6/15/12	78,188

		2,247,798

Services and Other - 0.7%
	Allied Waste North America, Inc., Sr. Notes, Series B:
100,000	8.875% due 4/1/08	109,000
125,000	9.250% due 9/1/12	139,687
75,000	Brand Services Inc., 12.000% due 10/15/12	85,500
	Cenveo Corp.:
100,000	9.625% due 3/15/12	110,500
25,000	Sr. Sub. Notes, 7.875% due 12/1/13	24,500
125,000	Muzak LLC, Sr. Notes, 10.000% due 2/15/09	111,250
125,000	Sitel Corp., 9.250% due 3/15/06	125,625

		706,062

Technology - 0.3%
75,000	Amkor Technologies Inc., Sr. Sub. Notes, 10.500% due 5/1/09 (a)	64,125
225,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29 (a)	183,375
75,000	Seagate Technology HDD Holdings, 8.000% due 5/15/09	80,250

		327,750

Telecommunications - 2.2%
	Alamosa Delaware Inc.:
6,000	11.000% due 7/31/10	6,825
67,000	Zero coupon until 7/31/05, (12.000% thereafter), due 7/31/09 (e)	69,345
	American Tower Corp., Sr. Notes:
69,000	9.375% due 2/1/09	73,485
25,000	7.500% due 5/1/12 (a)	25,625
235,000	AT&T Wireless Services Inc., Sr. Notes, 8.750% due 3/1/31 (b)	309,494
125,000	Centennial Communications Corp., Sr. Notes, 8.125% due 2/1/14 (f)	119,844
250,000	COX Communications Inc., Notes, 7.750% due 11/1/10	278,956
	Crown Castle International Corp., Sr. Notes:
35,000	9.375% due 8/1/11	40,425
50,000	10.750% due 8/1/11	55,875
50,000	Series B, 7.500% due 12/1/13	52,625
75,000	Houghton Mifflin Co., (zero coupon until 10/15/08, 11.500% thereafter), due 10/15/13 (a)(e)	45,750
205,000	Nextel Communications Inc., Sr. Notes, 7.375% due 8/1/15	221,400
	Qwest Services Corp., Notes:
100,000	13.500% due 12/15/10 (f)	117,250
150,000	14.000% due 12/15/14 (f)	182,250

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE STRATEGIC BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

Face Amount+	Security	Value
Telecommunications - 2.2% (continued)
	SBA Communications Corp.:
75,000	Sr. Discount Notes, (zero coupon until 12/15/07, 9.750% thereafter), due 12/15/11 (e)	$61,125
175,000	Sr. Notes, 10.250% due 2/1/09 (a)	188,125
50,000	Spectrasite Inc., Inc., Sr. Notes, 8.250% due 5/15/10	54,000
250,000	Sprint Capital Corp., Notes, 8.375% due 3/15/12	303,218
25,000	Western Wireless Corp., Sr. Notes, 9.250% due 7/15/13	25,625

		2,231,242

Transportation - 0.3%
63,771	Continental Airlines, Inc., Pass Through Certificates, Series 981C, 6.541% due 9/15/08	55,023
275,000	Union Pacific Corp., Notes, 3.625% due 6/1/10	265,420

		320,443

Utilities - 2.0%
	AES Corp., Sr. Notes:
100,000	9.375% due 9/15/10	113,125
25,000	7.750% due 3/1/14	25,937
124,000	Allegheny Energy Supply Statutory Trust 2001, Secured Notes, 10.250% due 11/15/07 (f)	142,600
175,000	Appalachian Power Co., 5.950% due 5/15/33	173,183
	Calpine Corp.:
150,000	Second Priority Sr. Secured Notes, 8.500% due 7/15/10 (a)(f)	115,500
50,000	Sr. Notes, 7.875% due 4/1/08 (a)	34,000
50,000	Calpine Generating Co. LLC, Secured Notes, 11.169% due 4/1/11 (a)(e)(f)	45,250
150,000	Edison Mission Energy, Sr. Notes, 9.875% due 4/15/11	175,500
300,000	Entergy Gulf States Inc., 1st Mortgage, 6.200% due 7/1/33	296,953
150,000	Mirant Americas Generation LLC, Sr. Notes, 9.125% due 5/1/31 (h)	132,000
175,000	NRG Energy, Inc., Secured Notes, 8.000% due 12/15/13 (f)	188,344
25,000	Reliant Energy Inc., Secured Notes, 9.250% due 7/15/10	26,969
125,000	Reliant Resources Inc., Secured Notes, 9.500% due 7/15/13	136,406
375,000	United Utilities PLC, 4.550% due 6/19/18	342,885

		1,948,652

	TOTAL CORPORATE BONDS AND NOTES (Cost - $25,164,274)	26,583,352

Face Amount+
SOVEREIGN BONDS - 25.6%

Argentina - 0.4%
	Republic of Argentina:
700,000	Par Bond, Series L-GP, 6.000% due 3/31/23 (b)	369,250

Brazil - 4.4%
	Federal Republic of Brazil:
875,000	10.500% due 7/14/14 (b)	976,062
345,000	10.125% due 5/15/27 (b)	366,390
270,000	12.250% due 3/6/30 (b)	334,800
600,000	11.000% due 8/17/40 (b)	673,800
1,946,799	C Bond, 8.000% due 4/15/14 (b)	1,926,115
141,175	DCB, Series L, 2.125% due 4/15/12 (e)	130,851

		4,408,018

Bulgaria - 0.4%
350,000	Republic of Bulgaria, 8.250% due 1/15/15	432,687

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE STRATEGIC BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

Face Amount+		Security	Value
Colombia - 0.7%
		Republic of Colombia:
175,000		10.000% due 1/23/12	$194,294
100,000		10.750% due 1/15/13	114,875
125,000		8.125% due 5/21/24	113,437
125,000		8.375% due 2/15/27	114,375
175,000		10.375% due 1/28/33	191,187

			728,168

Ecuador - 0.8%
		Republic of Ecuador:
525,000		12.000% due 11/15/12	519,487
375,000		8.000% due 8/15/30	306,563

			826,050

Finland - 0.7%
500,000	EUR	Republic of Finland, 5.750% due 2/23/11	697,268

France - 2.6%
2,000,000	EUR	French Treasury Note, 3.500% due 1/12/08 (b)	2,524,254

Germany - 5.2%
		Aries Vermoegensverwaltungs GmbH, Russian Federation Credit-Linked Notes,
1,900,000	EUR	4.250% due 2/15/08 (b)	2,456,020
1,800,000	EUR	5.250% due 1/4/11 (b)	2,444,818
250,000		Series C, 9.600% due 10/25/14 (f)	281,875

			5,182,713

Italy - 0.5%
500,000		Region of Lombardy, 5.804% due 10/25/32	529,298

Malaysia - 0.2%
200,000		Federation of Malaysia, 7.500% due 7/15/11	234,960

Mexico - 2.1%
		United Mexican States:
150,000		8.375% due 1/14/11	176,250
525,000		6.375% due 1/16/13	554,269
645,000		5.875% due 1/15/14	655,643
525,000		6.625% due 3/3/15	557,550
150,000		8.300% due 8/15/31	170,963

			2,114,675

Panama - 0.2%
		Republic of Panama:
135,000		9.625% due 2/8/11	155,250
55,000		9.375% due 1/16/23	59,950

			215,200

Peru - 0.5%
		Republic of Peru:
250,000		9.125% due 2/21/12	279,688
100,000		9.875% due 2/6/15	115,500
132,000		PDI, 5.000% due 3/7/17	120,780

			515,968

The Philippines - 1.0%
		Republic of the Philippines:
350,000		8.375% due 3/12/09	374,500
525,000		10.625% due 3/16/25	563,062

			937,562

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE STRATEGIC BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

Face Amount+	Security	Value
Russia - 3.4%
	Russian Federation:
475,000	11.000% due 7/24/18	$622,250
2,825,375	5.000% due 3/31/30 (b)(e)	2,719,423

		3,341,673

South Africa - 0.2%
150,000	Republic of South Africa, 6.500% due 6/2/14	160,500

Supranational - 0.4%
340,000	Corporacion Andina de Fomento, 6.875% due 3/15/12 (b)	383,056

Turkey - 0.9%
	Republic of Turkey:
195,000	11.500% due 1/23/12	243,263
305,000	11.000% due 1/14/13	375,150
175,000	11.875% due 1/15/30	242,375

		860,788

Venezuela - 1.0%
	Republic of Venezuela:
125,000	5.375% due 8/7/10	112,875
525,000	10.750% due 9/19/13	591,544
225,000	8.500% due 10/8/14	219,825
100,000	9.250% due 9/15/27	98,700

		1,022,944

	TOTAL SOVEREIGN BONDS (Cost - $23,662,612)	25,485,032

LOAN PARTICIPATIONS - 0.4%

Morocco - 0.4%
442,407	Kingdom of Morocco, Tranche A, 2.781% due 1/2/09 (J.P. Morgan Chase & Co., CS First Boston Corp.)(b)(e)(i) (Cost - $419,964)	436,877

Shares
COMMON STOCK (j) - 0.4%
1,014	Axiohm Transactions Solutions Inc. (k)	0
2,754	NTL Inc. (a)	170,941
1,982	SpectraSite, Inc.	92,163
3,907	Telewest Global Inc. (a)	45,399
11,359	UnitedGlobalCom Inc., Class A Shares (a)	84,852

	TOTAL COMMON STOCK (Cost - $338,438)	393,355

ESCROW SHARES (k)(j) - 0.0%
125,000	Breed Technologies, Inc.	0
26,481	Vlasic Foods International Inc.	2,383

	TOTAL ESCROW SHARES (Cost - $0)	2,383

PREFERRED STOCK - 0.1%
130	Alamosa Holdings, Inc., Series B, 7.500% due 7/31/13 (Cost - $37,250)	76,440

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE STRATEGIC BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

Warrants/ Rights	Security	Value
WARRANTS AND RIGHTS (j) - 0.0%
40	American Tower Corp., (Exercise price of $0.01 per share expiring on 8/1/08. Each warrant exercisable for 14.0953 shares of common stock.)	$7,540
114,845	ContiFinancial Corp., Units of Interest, (Represents interests in a trust in the liquidation of ContiFinancial Corp. and its affiliates.)	2,297
1,250	Republic of Venezuela, PAR Rights, expiring 4/15/20 (k)	0
	United Mexican States, Value Recovery Rights:
250,000	Series C, expiring 6/30/05	5,063
250,000	Series D, expiring 6/30/06	6,188
250,000	Series E, expiring 6/30/07	5,438

	TOTAL WARRANTS AND RIGHTS (Cost - $3,765)	26,526

	SUB-TOTAL INVESTMENTS (Cost - $93,138,114)	97,854,016

Face Amount+
SHORT-TERM INVESTMENTS - 31.2%
COMMERCIAL PAPER (b) - 23.7%
2,550,000	Atomium Funding Corp., yield 1.750% due 10/13/04	2,548,512
1,134,000	Beethoven Funding Corp., yield 1.760% due 10/13/04	1,133,335
2,250,000	Bryant Park Funding LLC, yield 1.750% due 10/14/04	2,248,578
1,280,000	Daimlerchrysler NA Holdings, yield 1.830% due 10/14/04	1,279,154
2,250,000	Eiffel Funding, yield 1.750% due 10/14/04	2,248,578
1,280,000	Four Winds Funding Corp., yield 1.820% due 10/14/04	1,279,159
2,550,000	Giro Multi Funding Corp., yield 1.740% due 10/14/04	2,548,398
2,565,000	Hannover Funding Co., yield 1.760% due 10/14/04	2,563,370
2,565,000	Regency Markets No. 1 LLC, yield 1.750% due 10/14/04	2,563,379
	Tasman Funding Inc.:
449,000	yield 1.740% due 10/13/04	448,740
2,115,000	yield 1.750% due 10/13/04	2,113,766
2,550,000	Victory Receivables Corp., yield 1.740% due 10/14/04	2,548,398

	TOTAL COMMERCIAL PAPER (Cost - $23,523,367)	23,523,367

REPURCHASE AGREEMENTS (b) - 7.5%
1,445,000	Deutsche Bank Securities Inc. dated 9/30/04, 1.830% due 10/1/04; Proceeds at maturity - $1,445,073; (Fully collateralized by Federal Home Loan Mortgage Corp. Collateralized Mortgage Obligations, 0.000% to 10.700% due 9/15/14 to 9/15/34; Market value - $1,473,900)	1,445,000
3,000,000	Merrill Lynch & Co. dated 9/30/04, 1.850% due 10/1/04; Proceeds at maturity - $3,000,154; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 6.050% due 10/8/04 to 8/4/28; Market value - $3,060,000)	3,000,000
3,000,000	UBS Securities LLC dated 9/30/04, 1.850% due 10/1/04; Proceeds at maturity - $3,000,154; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 8.875% due 1/15/05 to 5/15/30; Market value - $3,060,005)	3,000,000

	TOTAL REPURCHASE AGREEMENTS (Cost - $7,445,000)	7,445,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $30,968,367)	30,968,367

	TOTAL INVESTMENTS - 129.6% (Cost - $124,106,481*)	128,822,383
	Liabilities in Excess of Other Assets - (29.6)%	(29,444,384)

	NET ASSETS - 100.0%	$99,377,999

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE STRATEGIC BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

Face Amount	Security	Value
LOANED SECURITIES COLLATERAL
$12,383,864	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $12,383,864)	$12,383,864

(a)	All or a portion of this security is on loan.
(b)	Securities with an aggregate market value of $58,437,208 are segregated and/or held as collateral for to-be-announced
(“TBA”) securities, open forward foreign currency contracts and/or open futures contracts.
(c)	Security acquired under mortgage dollar roll agreement.
(d)	Security is traded on a TBA basis.
(e)	Rate shown reflects rate in effect at September 30, 2004 on insturment with variable rate or step coupon rates.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.
(g)	Interest only security.
(h)	Security is currently in default.
(i)	Participation interest were acquired through the financial institutions indicated parenthetically.
(j)	Non-income producing security.
(k)	Security is valued in good faith at fair value by or under the direction of the Board of Directors.
+	Face amount denominated in U.S. dollars unless otherwise indicated.
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
C Bond	- Capitalization Bond
DCB	- Debt Conversion Bond
EUR	- Euro
PDI	- Past Due Interest
TBA	- To Be Announced

Summary of Investments by Sector (unaudited)	September 30, 2004

U.S. Government Agencies and Obligations	30.3%
Short-Term Investments	24.1
Corporate Bonds and Notes	20.6
Sovereign Bonds	19.8
Asset-Backed Securities	3.3
Collateralized Mortgage Obligations	1.2
Other	0.7

100.0%

*	As a percentage of total investments. Please note that fund holdings are as of September 30, 2004 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Salomon Brothers Variable Strategic Bond Fund (“Fund”) is a separate investment fund of the Salomon Brothers Variable Series Funds Inc (“Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation - Securities traded on national securities markets are valued at the closing prices on such markets. Securities traded in the over-the-counter market and securities for which no sales price was reported are valued at the mean of the current bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Debt securities are valued using either prices or estimates of market values provided by market makers or independent pricing services. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates market value.

(b) Repurchase Agreements - When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines of if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures Contracts – The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or pledge securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the investments hedged. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

Notes to Schedule of Investments (unaudited) (continued)

(d) Forward Foreign Currency Contracts – A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Fund bears the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty fail to meet the terms of such contracts.

(e) Lending of Portfolio Securities – The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral. The Fund also maintains exposure for the risk of any loss in the investment securities loaned. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(f) Securities Traded on a To-Be-Announced Basis – The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, for example the face amount and maturity date in Government National Mortgage Association (“GNMA”) transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) Mortgage Dollar Roll Transactions – The Fund may enter into mortgage dollar roll transactions. A mortgage dollar roll transaction involves a sale by the Fund of mortgage related securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. Proceeds from the sale will be reinvested and the income from these investments, together with any additional income received on the sale, is included in investment income. During the period between the sale and repurchase in a mortgage dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the

Notes to Schedule of Investments (unaudited) (continued)

securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund’s right to repurchase the securities may be limited.

(h) Loan Participations – The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(i) Foreign Currency Translation - The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade date and settlement date on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

(j) Investment Transactions - Security transactions are accounted for on trade date.

2. Investments

At September 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Notes to Schedule of Investments (unaudited) (continued)

Gross unrealized appreciation	$5,139,400
Gross unrealized depreciation	(423,498)

Net unrealized appreciation	$4,715,902

At September 30, 2004, the Fund had the following open futures contracts:

Contracts to Buy	# Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain(Loss)
U.S. Treasury Bond	23	12/04	2,531,880	2,581,031	$49,151

Contracts to Sell
U.S. Treasury 2 Year Note	29	12/04	6,126,379	6,125,797	582
U.S. Treasury 5 Year Note	83	12/04	9,146,558	9,192,250	(45,692)
U.S. Treasury 10 Year Note	74	12/04	8,344,513	8,334,250	10,263

					(34,847)

					$14,304

At September 30, 2004, the Fund had the following open foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain(Loss)
Contracts to Buy:
Euro	1,903,216	$2,362,591	11/24/04	$39,621

Contracts to Sell:
Euro	8,590,168	10,663,559	11/24/04	(137,339)

				$(97,718)

At September 30, 2004, the Fund loaned securities having a market value of $12,102,296. The Fund received cash collateral amounting to $12,383,864 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio, a rule 2a-7 money market fund.

Notes to Schedule of Investments (unaudited) (continued)

At September 30, 2004, the Fund had outstanding mortgage dollar rolls with a total cost of $29,576,664. Counterparties with mortgage dollar rolls outstanding in excess of 10% of total net assets at September 30, 2004 included Bear, Stearns & Co. Inc. ($10,141,938).

At September 30, 2004, the Fund held loan participations with a total cost of $419,964.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Variable Series Funds Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	November 24, 2004

By	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date	November 24, 2004